Income Taxes (Components of deferred income tax assets and liabilities) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Deferred income tax assets, Share-based compensation	$ 385	$ 419
Deferred income tax assets, Net operating loss carryforwards	285	206
Deferred income tax assets, Accrued expenses and allowances	233	201
Deferred income tax assets, Long term liabilities	147	164
Deferred income tax assets, Medical costs payable and other policy liabilities	102	218
Deferred income tax assets, Unearned revenues	78	58
Deferred income tax assets, Unrecognized tax benefits	62	55
Deferred income tax assets, Other	215	190
Deferred income tax assets, Subtotal	1,507	1,511
Less: valuation allowances	(247)	(198)
Total deferred income tax assets	1,260	1,313
Deferred income tax liabilities, Intangible assets	(1,104)	(890)
Deferred income tax liabilities, Capitalized software development	(450)	(449)
Deferred income tax liabilities, Net unrealized gains on investments	(161)	(163)
Deferred income tax liabilities, Depreciation and amortization	(140)	(80)
Deferred income tax liabilities, Prepaid expenses	(92)	(90)
Total deferred income tax liabilities	(1,947)	(1,672)
Net deferred income tax liabilities	$ (687)	$ (359)